Overlay Shares Hedged Large Cap Equity ETF
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Exchange Traded Funds - 99.1%
Vanguard S&P 500 ETF (a)(b)	65,228	$24,765,767
TOTAL EXCHANGE TRADED FUNDS (Cost $26,066,242)		24,765,767

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 0.66% (c)	25,665	25,665
TOTAL MONEY MARKET FUNDS (Cost $25,665)		25,665

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 6.3%
PURCHASED PUT OPTIONS - 6.3%
CBOE S&P 500 Index
Expiration: September 2022, Exercise Price: $4,125	10	207,200	$4,132,150
Expiration: December 2022, Exercise Price: $4,125	10	277,550	4,132,150
Expiration: January 2023, Exercise Price: $3,900	10	215,500	4,132,150
Expiration: March 2023, Exercise Price: $3,900	10	243,500	4,132,150
Expiration: June 2023, Exercise Price: $3,850	11	290,290	4,545,365
Expiration: December 2023, Exercise Price: $4,000	9	327,105	3,718,935
TOTAL PURCHASED OPTIONS (Cost $1,798,430)		1,561,145

Total Investments (Cost $27,890,337) - 105.5%		26,352,577
Liabilities in Excess of Other Assets - (5.5)%		(1,365,599)
TOTAL NET ASSETS - 100.0%		$24,986,978

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $6,516,828.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$24,765,767	$-	$-	$24,765,767
Money Market Funds	25,665	-	-	25,665
Purchased Put Options	1,561,145		-	1,561,145
Total Investments - Assets	$26,352,577	$-	$-	$26,352,577